Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000102979
Average Annual Return [Line Items]
Average Annual Return, Percent	19.32%		1.09%	3.93%
Without Sales Load [Member] | C000101161
Average Annual Return [Line Items]
Average Annual Return, Percent	18.99%		0.91%	3.71%
Without Sales Load [Member] | C000166322
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%		1.34%	4.18%
Without Sales Load [Member] | C000225813
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%	2.59%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%		(2.15%)	1.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%		(2.15%)	1.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%		(2.15%)	1.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(1.81%)
J.P. Morgan GBI - EM Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	19.26%		1.12%	3.88%
J.P. Morgan GBI - EM Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	19.26%		1.12%	3.88%
J.P. Morgan GBI - EM Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	19.26%		1.12%	3.88%
J.P. Morgan GBI - EM Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	19.26%	1.67%